PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

4. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Machinery and laboratory equipment	5,116,503	5,232,597
Leasehold improvements	1,030,798	1,054,204
Electronic equipment	1,793,132	1,818,366
Furniture and tools	49,085	50,035
Vehicles	77,767	43,635
Software	358,952	364,586
Total property, equipment and software	8,426,237	8,563,423
Less: accumulated depreciation and amortization	(7,300,848)	(7,846,049)
Net book value	1,125,389	717,374

Depreciation and amortization expenses recognized for the years ended December 31, 2023, 2024 and 2025 were US$980,053, US$722,950 and US$438,864 respectively.